S-K 1603, SPAC Sponsor; Conflicts of Interest	Apr. 28, 2026
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Kervin Pillay	Euphoria Capital	Investments	Director

	Apex Poly Advisory LLC	Advisory Business Services	Director

	Blueprint Managers LLC	Advisory Business Services	Director

	All Blue Capital (BVI) Limited	Investments	Director

	Paddington Partners 88 LLC	Special purpose acquisition company sponsor	Manager and Chief Executive Officer

Haydar Haba	Andra Capital LLC	Investments	Chief Executive Officer

Richard Jhang	StratMinds VC, LLC Andra Capital LLC Rand Protocol, S.L. Spain	Investments Investments Technology	Partner Partner Director

Joel Leonoff	Kort Payments Inc.	Payments	Chairman and Chief Executive Officer
	Vesalius Longevity Labs	Healthcare products	Director

David Novak	NOVA1 Capital	Investments	Chief Executive Officer